UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C. 20549

                                FORM 13F

                           FORM 13F COVER PAGE

Report for Calendar Year or Quarter Ended: MARCH 31, 2000

Check here if Amendment [  ]; Amendment Number:

Institutional Investment Manager Filing this Report:

Name:     Parker Carlson & Johnson
Address:  120 West Third Street

          Suite 300
          Dayton, OH 45402-1819

13F File Number:  801-17956

The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statement and schedules remain true, correct and complete as previously submitted.

Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Dayton and State of Ohio on the 11th day of MAY, 2000.

Signature:  /s/ JAMES M. JOHNSON
            James M. Johnson,
            Chief Investment Officer

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Totals: 97

Form 13F Information Table Value Total:      $ 119,702


List of Other Included Managers:

No.  13F File Number          Name

01
02
03

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Alcoa Inc                      COM              013817101     1454    20700 SH       SOLE                    20700
                                                              1855    26400 SH       DEFINED                          26400
America Online Inc             COM              02364J104     4528    67137 SH       SOLE                    67137
                                                              2306    34200 SH       DEFINED                          34200
American Express Co            COM              025816109     1268     8515 SH       SOLE                     8515
                                                              1221     8200 SH       DEFINED                           8200
American Home Prods            COM              026609107     1305    24275 SH       SOLE                    24275
                                                              1720    32000 SH       DEFINED                          32000
American Intl Group            COM              026874107     1914    17479 SH       SOLE                    17479
                                                              1207    11023 SH       DEFINED                          11023
Chevron Corporation            COM              166751107      379     4100 SH       SOLE                     4100
                                                               943    10200 SH       DEFINED                          10200
Cisco Systems Co Inc           COM              17275R102     3972    51370 SH       SOLE                    51370
                                                              3286    42500 SH       DEFINED                          42500
Citigroup Inc                  COM              172967101     1897    31691 SH       SOLE                    31691
                                                              2200    36750 SH       DEFINED                          36750
Clorox Co                      COM              189054109      637    19310 SH       SOLE                    19310
                                                               957    29000 SH       DEFINED                          29000
Comcast Corp                   CL A             200300101      650    15000 SH       DEFINED                          15000
Cooper Cameron Corp            COM              216640102      645     9650 SH       SOLE                     9650
                                                              1204    18000 SH       DEFINED                          18000
Disney Walt Co Hld Co          COM              254687106      991    24025 SH       SOLE                    24025
                                                              1444    35000 SH       DEFINED                          35000
E M C Corp Mass                COM              268648102     2861    22705 SH       SOLE                    22705
                                                              2696    21400 SH       DEFINED                          21400
Exxon Mobil Corp               COM              30231G102     1069    13706 SH       SOLE                    13706
                                                               988    12673 SH       DEFINED                          12673
First Franklin Corp            COM              320272107      137    16212 SH       SOLE                    16212
Firstar Corp                   COM              33763V109      357    15549 SH       SOLE                    15549
Franklin Res Inc               COM              354613101      508    15190 SH       SOLE                    15190
                                                               803    24000 SH       DEFINED                          24000
General Elec Co                COM              369604103     2629    16890 SH       SOLE                    16890
                                                              2895    18600 SH       DEFINED                          18600
Gillette Co                    COM              375766102      259     6875 SH       SOLE                     6875
                                                               776    20600 SH       DEFINED                          20600
Global Crossing Ltd            COM              g3921a100      416    10155 SH       SOLE                    10155
                                                               659    16100 SH       DEFINED                          16100
Goldman Sachs Grp              COM              38141g104      946     9000 SH       DEFINED                           9000
Home Depot Corp                COM              437076102      841    13040 SH       SOLE                    13040
                                                               658    10200 SH       DEFINED                          10200
Intel Corp                     COM              458140100     1590    12050 SH       SOLE                    12050
                                                              1979    15000 SH       DEFINED                          15000
International Bus Mach         COM              459200101     2036    17219 SH       SOLE                    17219
                                                              1821    15400 SH       DEFINED                          15400
LSI Logic Corp                 COM              502161102     1808    24850 SH       SOLE                    24850
                                                              2183    30000 SH       DEFINED                          30000
Lilly Eli & Co                 COM              532457108     1052    16793 SH       SOLE                    16793
                                                               971    15500 SH       DEFINED                          15500
Lucent Technologies            COM              549463107     2792    45026 SH       SOLE                    45026
                                                              1164    18768 SH       DEFINED                          18768
ML B2B Internet HOLDRs Tr      DEPOSTRY RCPT    056033103      518     7100 SH       SOLE                     7100
                                                               438     6000 SH       DEFINED                           6000
ML Internet Infrastructure HOL DEPOSTRY RCPT    46059v104      426     6100 SH       SOLE                     6100
                                                               419     6000 SH       DEFINED                           6000
Merck & Co Inc                 COM              589331107     1031    16595 SH       SOLE                    16595
                                                              1243    20000 SH       DEFINED                          20000
Microsoft Corp                 COM              594918104     2170    20425 SH       SOLE                    20425
                                                              2338    22000 SH       DEFINED                          22000
Motorola Inc                   COM              620076109       73      500 SH       SOLE                      500
                                                               438     3000 SH       DEFINED                           3000
Nasdaq 100 Tr Ser I            COM              631100104      181     1650 SH       SOLE                     1650
                                                              2847    26000 SH       DEFINED                          26000
Nextel Communications          CL A             65332v103      514     3465 SH       SOLE                     3465
                                                               746     5030 SH       DEFINED                           5030
Northern Tr Corp               COM              665859104     1361    20144 SH       SOLE                    20144
                                                              1743    25800 SH       DEFINED                          25800
Omnicom Group Inc              COM              681919106      243     2600 SH       SOLE                     2600
Oracle Corp                    COM              68389X105      623     7975 SH       SOLE                     7975
                                                               703     9000 SH       DEFINED                           9000
Qualcomm Inc                   COM              747525103       60      400 SH       SOLE                      400
                                                               597     4000 SH       DEFINED                           4000
Qwest Communications           COM              749121109      599    12470 SH       SOLE                    12470
                                                               960    20000 SH       DEFINED                          20000
S&P 500 SPDR                   UNIT SER 1       78462F103      883     5870 SH       SOLE                     5870
                                                              1805    12000 SH       DEFINED                          12000
SBC Communications             COM              78387G103      583    13847 SH       SOLE                    13847
                                                               758    18000 SH       DEFINED                          18000
Schwab Charles                 COM              808513105     1428    25050 SH       SOLE                    25050
                                                              2112    37050 SH       DEFINED                          37050
Sealed Air Corp                COM              81211K100      921    16950 SH       SOLE                    16950
                                                              1358    25000 SH       DEFINED                          25000
Sprint Corp                    FON GROUP        852061100     1142    18126 SH       SOLE                    18126
Sprint Corp                    PCS CON SER 1    852061506      698    10650 SH       SOLE                    10650
State Str Corp                 COM              857477103      271     2800 SH       SOLE                     2800
Sun Microsystems Inc           COM              866810104      448     4780 SH       SOLE                     4780
                                                               562     6000 SH       DEFINED                           6000
Sysco Corp                     COM              871829107      224     6200 SH       SOLE                     6200
Tyco Intl Ltd                  COM              902124106     1696    33834 SH       SOLE                    33834
                                                              2306    46000 SH       DEFINED                          46000
United Technologies            COM              913017109     1071    16950 SH       SOLE                    16950
                                                              1365    21600 SH       DEFINED                          21600
Wal Mart Stores Inc            COM              931142103      110     1950 SH       SOLE                     1950
                                                              1243    22000 SH       DEFINED                          22000
Wells Fargo & Co               COM              949746101     1082    26545 SH       SOLE                    26545
                                                               815    20000 SH       DEFINED                          20000
Worldcom Inc                   COM              55268B106      783    17273 SH       SOLE                    17273
                                                               897    19800 SH       DEFINED                          19800